Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net [Abstract]
Intangible Assets, Net
	December 31,
	2018	2017
	U.S. Dollars (in thousands)

Patent registration costs	1,605	1,513

Accumulated amortization	1,129	1,031

Total intangible asset, net	476	482

Estimated Amortization Expense
As of December 31, 2018, the estimated amortization expenses of intangible assets for the years 2019 to 2023 is as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2019	76
2020	74
2021	74
2022	68
2023	56
348